PGIM Laddered S&P 500 Buffer 20 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
Alternative
PGIM S&P 500 Buffer 20 ETF - January *	525,184	$17,031,717
PGIM S&P 500 Buffer 20 ETF - February *	531,598	17,032,400
PGIM S&P 500 Buffer 20 ETF - March *	528,669	17,033,715
PGIM S&P 500 Buffer 20 ETF - April *	546,954	17,032,148
PGIM S&P 500 Buffer 20 ETF - May	544,892	17,027,875
PGIM S&P 500 Buffer 20 ETF - June *	551,798	17,022,968
PGIM S&P 500 Buffer 20 ETF - July *	543,465	17,015,889
PGIM S&P 500 Buffer 20 ETF - August *	539,191	17,027,652
PGIM S&P 500 Buffer 20 ETF - September *	548,340	17,025,957
PGIM S&P 500 Buffer 20 ETF - October *	553,027	17,038,762
PGIM S&P 500 Buffer 20 ETF - November *	547,423	17,030,330
PGIM S&P 500 Buffer 20 ETF - December *	548,256	17,045,279

Total Long-Term Investments (cost $191,678,169)		204,364,692

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $271,496)	271,496	271,496

TOTAL INVESTMENTS 100.1% (cost $191,949,665)(wa)		204,636,188
Liabilities in excess of other assets (0.1)%		(173,191)

Net Assets 100.0%		$204,462,997

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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